Cover	Oct. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	1-12386
Entity Registrant Name	LXP INDUSTRIAL TRUST
Entity Central Index Key	0000910108
Entity Tax Identification Number	13-3717318
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	515 N Flagler Dr
Entity Address, Address Line Two	Suite 408
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	212
Local Phone Number	692-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Shares of beneficial interest, par value $0.0001 per share, classified as Common Stock
Trading Symbol	LXP
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Title of 12(b) Security	6.50% Series C Cumulative Convertible Preferred Stock, par value
Trading Symbol	LXPPRC
Security Exchange Name	NYSE